LONG-TERM DEBT AND CREDIT FACILITIES - Debt repayments (Details) $ in Millions	Dec. 31, 2021 USD ($)
Long-term debt
Total debt payable	$ 1,650.0
2022
Long-term debt
Total debt payable	40.0
2023
Long-term debt
Total debt payable	36.0
2024
Long-term debt
Total debt payable	532.0
2025
Long-term debt
Total debt payable	4.0
2026
Long-term debt
Total debt payable	216.0
2027+
Long-term debt
Total debt payable	822.0
Senior notes
Long-term debt
Total debt payable	1,250.0
Senior notes | 2024
Long-term debt
Total debt payable	500.0
Senior notes | 2027+
Long-term debt
Total debt payable	750.0
Revolving credit facility.
Long-term debt
Total debt payable	200.0
Revolving credit facility. | 2026
Long-term debt
Total debt payable	200.0
Tasiast Mauritanie Ltd. S.A.
Long-term debt
Total debt payable	200.0
Tasiast Mauritanie Ltd. S.A. | 2022
Long-term debt
Total debt payable	40.0
Tasiast Mauritanie Ltd. S.A. | 2023
Long-term debt
Total debt payable	36.0
Tasiast Mauritanie Ltd. S.A. | 2024
Long-term debt
Total debt payable	32.0
Tasiast Mauritanie Ltd. S.A. | 2025
Long-term debt
Total debt payable	4.0
Tasiast Mauritanie Ltd. S.A. | 2026
Long-term debt
Total debt payable	16.0
Tasiast Mauritanie Ltd. S.A. | 2027+
Long-term debt
Total debt payable	$ 72.0